Significant Transactions (Details)		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 27, 2023 USD ($) $ / shares shares	Feb. 27, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2023 ₪ / shares	Apr. 29, 2021 $ / shares
Significant Transactions (Details) [Line Items]
Gross proceeds | $			$ 6,695,000		$ 313,000
Ordinary shares exercisable					65,563
Exercise price per share | $ / shares	$ 5	$ 5						$ 5.12
Ordinary shares purchased		292,500
Deferred offering costs | $			$ 313
Convertible preferred shares			7,211,280
Shares authorized			222,000,000		22,000,000	22,000,000
Convertible advance investment amounts | $			$ 3,657,000
Ordinary shares conversion price			1,142,856
Conversion price per share | $ / shares			$ 3.2
Public offering price percentage			80.00%
Income recorded | $			$ 269,000			$ 129,000
Deemed dividend total amount | $			7,000
Expenses recorded | $			106,000
IPO [Member]
Significant Transactions (Details) [Line Items]
Offering price per share | $ / shares	$ 4	$ 4
Gross proceeds | $	$ 1,950,000	$ 7,800,000	1,950,000
Direct and incremental costs | $			$ 1,418,000
Warrant [Member]
Significant Transactions (Details) [Line Items]
Ordinary shares exercisable	97,500	97,500
Minimum [Member]
Significant Transactions (Details) [Line Items]
Offering price per share | ₪ / shares							₪ 0.01
Exercise price per share | $ / shares			$ 4
Shares authorized			22,000,000		22,000,000
Maximum [Member]
Significant Transactions (Details) [Line Items]
Offering price per share | ₪ / shares							₪ 0.05
Exercise price per share | $ / shares			$ 5.12
Shares authorized			222,000,000		222,000,000
IBL Spikes Ltd [Member]
Significant Transactions (Details) [Line Items]
Public offering shares		1,950,000
Exercise price per share | $ / shares			$ 3.2
Public offering price percentage			80.00%
Ordinary shares issued			65,563
Derivative warrant liability amount | $			$ 194,000